Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Company Revenue

The Group’s revenue derived from different products are as below:

	For the years ended March 31,
	2026	2025	2024
Cable and wire harness	$15,986,501	$16,385,705	$13,626,836
Connectors	1,316,243	1,245,784	1,121,715
Total	$17,302,744	$17,631,489	$14,748,551

Schedule of Disaggregation of Revenue	The following table sets forth the disaggregation of revenue by geographic area:
	For the years ended March 31,
	2026	2025	2024
Europe	$10,572,256	$10,991,905	$8,523,788
Asia	5,573,347	5,336,247	4,843,082
Americas	1,157,141	1,303,337	1,381,681
Total	$17,302,744	$17,631,489	$14,748,551

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography
	As of March 31,
	2026	2025
Asia	$5,770,695	$5,207,187
Europe	1,594,785	541,543
Total	$7,365,480	$5,748,730